Other liabilities - Additional information (Details ) - USD ($) $ in Thousands					12 Months Ended
	Jul. 20, 2021	Dec. 17, 2020	Nov. 02, 2020	Oct. 23, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Deferred income					$ 15,395	$ 14,552
Outstanding balance to be paid					14,700
Re-scheduled fixed concession fees payment (as a percent)			50.00%	50.00%
Percentage of annual concession fee to be paid	50.25%
Period for final years of the concession				6 years
Remeasurement of defined benefit obligation					859	$ 28	$ (188)
Remeasurement of defined benefit obligation before taxes					1,016		69
Taxes relating to remeasurement of defined benefit obligation					157		$ 41
Payments of concession fees and development trusts that will be paid in installments		$ 38,000
Aeropuertos Andinos del Per S.A.
Disclosure of subsidiaries [line items]
Outstanding balance to be paid					$ 14,700
Toscana Aeroporti S.p.A.
Disclosure of subsidiaries [line items]
Annual discount rate					3.77%	0.97%
Annual employee termination benefit increase rate						2.40%
Provisions					$ 2,500
Toscana Aeroporti S.p.A. | 2021
Disclosure of subsidiaries [line items]
Annual turnover rate					1.20%
Annual employee termination benefit increase rate					2.40%
Toscana Aeroporti S.p.A. | 2023
Disclosure of subsidiaries [line items]
Annual turnover rate					5.90%
Annual employee termination benefit increase rate					5.90%
Toscana Aeroporti S.p.A. | 2024
Disclosure of subsidiaries [line items]
Annual turnover rate					2.30%
Annual employee termination benefit increase rate					3.20%
Toscana Aeroporti S.p.A. | 2025
Disclosure of subsidiaries [line items]
Annual turnover rate					2.00%
Annual employee termination benefit increase rate					3.00%
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Annual discount rate					5.96%		2.96%
Annual turnover rate					14.98%	11.50%
Annual employee termination benefit increase rate					1.29%		1.05%
Annual employee termination benefit					7 years 21 days		8 years 6 months 21 days
Provisions					$ 1,900
Inframerica Concessionaria do Aeroporto de Brasilia
Disclosure of subsidiaries [line items]
Percentage of annual concession fee to be paid					50.00%